SEMI  ANNUAL

                                JUNE 30, 2001


MUTUAL DISCOVERY FUND

Report

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SHAREHOLDER LETTER

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Your Fund's Goal: Mutual Discovery Fund seeks long-term capital appreciation by investing primarily in common and preferred stocks and bonds. The Fund may also invest 50% or more of its assets in foreign securities.
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to bring you Mutual Discovery Fund's semiannual report for the period ended June 30, 2001. During the six months under review, the U.S. economy showed signs of weakness across most industrial sectors. The Federal Reserve Board responded with a series of six federal funds target rate cuts totaling 275 basis points, from 6.5% to 3.75%. To further stimulate the economy, the federal government approved a tax-cut package. Relatively high fuel and electricity costs added to pricing pressures faced by companies and consumers. Domestic equity markets experienced volatility and generally fell during the period, which had a negative psychological and wealth impact on investors, especially those invested in technology and telecommunications stocks

CONTENTS

SHAREHOLDER LETTER .....................................................       1

PERFORMANCE SUMMARY ....................................................      10

FINANCIAL HIGHLIGHTS & STATEMENT OF INVESTMENTS ........................      12

FINANCIAL STATEMENTS ...................................................      28

NOTES TO FINANCIAL STATEMENTS ..........................................      32

                                [PYRAMID CHART]

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 16.

GEOGRAPHIC DISTRIBUTION

Based on Total Net Assets
6/30/01
                                  [BAR CHART]

U.S.                                                                         31.3%
U.K.                                                                          9.4%
FRANCE                                                                        7.2%
CANADA                                                                        4.4%
SWEDEN                                                                        3.8%
SPAIN                                                                         3.2%
SWITZERLAND                                                                   3.2%
NETHERLANDS                                                                   2.7%
IRISH REPUBLIC                                                                2.1%
JAPAN                                                                         1.4%
GERMANY                                                                       1.4%
NORWAY                                                                        1.2%
OTHER COUNTRIES                                                               3.3%
FIXED INCOME SECURITIES                                                       8.8%
GOVERNMENT AGENCIES & OTHER NET ASSETS                                       16.6%


For example, the Standard & Poor's 500(R) (S&P 500(R)) Composite Index and Nasdaq Composite Index fell 6.70% and 12.32% during the six-month period, with many individual stocks' prices falling significantly further.(1) Outside the U.S., economies and equity markets provided mixed results, with more pockets of weakness than strength. The euro's decline helped sustain European export sales during early 2001. However, demand softened toward the end of the period, especially in Germany, and the region faced prospects for stagflation, or inflation combined with stagnant consumer demand and relatively high unemployment, as commodity prices increased and the regional economy weakened.

Within this environment, Mutual Discovery Fund - Class Z produced a 6.51% six-month cumulative total return for the period ended June 30, 2001, as shown in the Performance Summary beginning on page 10. This compares favorably with the Fund's benchmarks, the S&P 500 Index and Morgan Stanley Capital International (MSCI) World Index, which returned -6.70% and -10.36% during the same period.(2) We achieved this performance using our three-pronged investment approach. First, we invest in undervalued stocks trading at a discount to intrinsic value with an emphasis on shareholder

1. Source: Standard & Poor's Micropal. The unmanaged S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The unmanaged Nasdaq Composite Index is market value-weighted and measures all Nasdaq domestic and non-U.S.-based common stocks listed on The Nasdaq Stock Market(R).

2. Source: Standard & Poor's Micropal. The unmanaged MSCI World Index is an equity index that measures the total returns (gross dividends are reinvested) of equity securities in the developed markets globally.

The indexes include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

activism. Second, we are active in arbitrage. Many of our investment targets are in industries subject to consolidation and acquisition activity, and we seek out compelling arbitrage opportunities to capitalize on stock price differentials. Our third area of investment activity is in bankrupt, distressed or defaulted fixed income obligations. We have found many opportunities over the years in bankruptcy situations with favorable risk/reward characteristics, and we attempt to take little risk with substantial upside potential.

Our distressed and recently reorganized securities, representing 10.9% of the portfolio's total net assets at period-end, contributed significantly to the Fund's performance. Finova, a commercial finance company, and Vencor/Kindred, a nursing home and hospital company, were the two best performers of our distressed debt holdings during the six months under review. Other strong performers during the period also represented the type of special situations we are known for. We helped insurer White Mountains finance the purchase of CGNU's U.S. property and casualty subsidiary. So far, the deal has been successful and highly profitable. The portfolio also benefited from merger activity, as several of our largest holdings, such as CIT, became takeover targets during the period. Often during slowing economic times, companies attempt to supplement weak, organic growth with acquisitions, and such a situation clearly plays into our investing style. CIT was one of our largest positions before a purchase offer from Tyco because we believed the company to be undervalued and one of the few remaining independent finance firms in a


 TOP 10 INDUSTRIES

 Based on Equity Securities
 6/30/01


                                                   % OF TOTAL
                                                   NET ASSETS
----------------------------------------------------------------
Media                                                10.6%
Diversified Financials                                9.8%
Insurance                                             4.5%
Tobacco                                               4.0%
Diversified Telecommunication Services                3.7%
Construction & Engineering                            3.4%
Commercial Services & Supplies                        3.0%
Food Products                                         2.7%
Beverages                                             2.7%
Real Estate                                          2.6%

 TOP 10 HOLDINGS
 6/30/01

 COMPANY                                                % OF TOTAL
 INDUSTRY, COUNTRY                                       NET ASSETS
---------------------------------------------------------------------
Finova Capital Corp.
(Fixed Income)                                               2.5%
Diversified Financials, U.S.

Berkshire Hathaway Inc., A & B                               2.4%
Diversified Financials, U.S.

Suez SA, Ord. & Strip                                        1.8%
Multi-Utilities, France

Lagardere SCA                                                1.8%
Media, France

Canary Wharf Group PLC                                       1.6%
Real Estate, U.K.

Telephone & Data Systems Inc.                                1.6%
Diversified Telecommunication
Services, U.S.

Vinci SA                                                     1.3%
Construction & Engineering,
France

Pargesa Holdings SA                                          1.2%
Diversified Financials,
Switzerland

Brown-Forman Corp., A & B                                    1.2%
Beverages, U.S.

Federated Department                                         1.2%
Stores, Inc.
Multiline Retail, U.S.



consolidating industry. We continued to benefit from our contrarian approach to investing, which originally led us to add stocks such as auto parts maker Delphi and retailer Federated Department Stores, both of which appreciated during the six months under review. Pargesa Holdings, a Swiss, diversified financial company with a meaningful investment in Bertelsmann, the private, German media firm, also contributed positively to the Fund's results.

Often, we uncover our most favorable undervalued opportunities by searching off the beaten path for complex restructuring situations. One of our best performers during the period, Cendant, is an example. The company is a leading franchiser operating primarily in two segments, travel and real estate. During the past few years, it has been under a cloud stemming from a massive accounting fraud that surfaced after its 1997 acquisition of CUC. Through our due diligence, however, we came to view the company as significantly undervalued with solid businesses, strong cash flow even in a recessionary environment, and a management team determined to restore the company to its former prominence. Since establishing our position in late 2000, the firm has successfully begun to execute its new strategy, and the stock more than doubled in value through June 30, 2001. Coincidentally, another of our investment winners thus far in 2001 is Cendant's latest travel-related acquisition target, Galileo International.

An example of our unique analytical approach and far-reaching, global contacts is the London Stock Exchange (LSE), which converted from mutual form and distributed shares to its members. An active market for the shares failed to develop, and we became aware of this special situation. After studying the company, we began to accumulate the shares, and subsequently, the LSE decided to become a listed company, which led to the share price's upward revaluation.

As in all years, not all the Fund's stocks proved to be success stories. During the six-month review period, the share price of Railtrack Group, Britain's largest railway infrastructure operator, fell sharply after a series of train accidents called into question the company's safety record and its ability to finance the huge capital spending necessary to maintain and enhance its physical plant.

During the reporting period, we added a new position in Greencore Group, an Irish food company, and we increased positions in the beaten up telecommunications sector in companies such as Sprint, which sold at a discount to a sum of its parts. We also increased our investment in Berkshire Hathaway. On the bankruptcy side, we added to our successful position in Finova and established positions in the distressed debt of two California energy companies/utilities, Edison International and Pacific Gas & Electric. In our opinion, the utility subsidiaries ultimately will be able to satisfy their debt obligations, and the nonregulated subsidiaries of these companies also have substantial value.

On the sell side -- adhering to our strategy of buying assets at a discount and selling near full value -- we pared our holdings in stocks whose prices had appreciated significantly since their original purchase dates. These included Investor A & B, Century Telephone and food and drug retailer Albertson's. We also sold positions in companies, such as Sulzer, which we believed would experience deteriorating business conditions or whose managements did not act in shareholders' best interests, in our opinion.

Looking forward, we will continue to search for undervalued investments as we seek to provide our shareholders with excellent long-term, low-risk returns. With our disciplined due diligence and our three-pronged approach to value combining undervalued stocks, bankruptcies, and mergers and acquisitions, we believe Mutual Discovery Fund is well-positioned to capitalize on the current, volatile marketplace.

In May 2001, Tim Rankin began assisting with investment responsibility for Mutual Discovery Fund. David Winters will become President and Chief Investment Officer of the Fund's adviser, and Peter Langerman will become Chairman of the Funds' Board in October after Michael Price steps down from that position. Although Michael has not been directly involved with the management of our fund portfolios over the last several years, he has been a guiding force in developing the way we invest here at Mutual Series. Tim Rankin's biography follows this report.

We thank you for your participation in Mutual Discovery Fund and welcome your comments and suggestions, either through regular mail or by email at mutualseries@frk.com.

Sincerely,

/s/ DAVID J. WINTERS

David J. Winters
President, Chief Investment Officer
& Portfolio Manager


/s/ TIMOTHY M. RANKIN

Timothy M. Rankin
Assistant Portfolio Manager

Mutual Discovery Fund

August 10, 2001

--------------------------------------------------------------------------------
 The Fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings or liquidations. It is important to remember that the Fund may invest in lower-rated "junk bonds," which entail higher credit risks such as political uncertainty or fluctuations in foreign exchange rates in areas where the Fund invests.

 It is also important to note that stocks offer the potential for long-term gains but can be subject to short-term up and down price movements. Securities of companies involved in mergers, liquidations and reorganizations, and distressed/bankruptcy investments involve higher credit risks. These and other risks are discussed in the prospectus.

 This discussion reflects our views, opinions and portfolio holdings as of June 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

[PHOTO OF TIM RANKIN]

TIM RANKIN is an assistant portfolio manager for Mutual Shares Fund. He specializes in the analysis of chemicals, metals, utilities, pharmaceuticals and other industrial sectors. Prior to joining Mutual Series in 1997, he was an equity analyst and portfolio manager for Glickenhaus and Co. Mr. Rankin earned his Bachelor of Arts degree in urban studies/economics from Columbia University. He is a Chartered Financial Analyst (CFA).

CLASS Z: No initial sales charge or Rule 12b-1 fees and are available only to certain investors, as described in the prospectus.*

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.

PERFORMANCE SUMMARY AS OF 6/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS Z                                 CHANGE         6/30/01      12/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                  +$0.96          $ 19.89       $ 18.93
DISTRIBUTIONS (1/1/01 - 6/30/01)
Dividend Income                       $0.0789
Short-Term Capital Gain               $0.1156
Long-Term Capital Gain                $0.0767
                                      -------
      Total                           $0.2712


CLASS A                                 CHANGE         6/30/01        12/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   +$0.92         $19.75          $18.83
DISTRIBUTIONS (1/1/01 - 6/30/01)
Dividend Income                        $0.0736
Short-Term Capital Gain                $0.1156
Long-Term Capital Gain                 $0.0767
                                       -------
      Total                            $0.2659

CLASS B                                 CHANGE         6/30/01        12/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   +$0.85         $19.51         $18.66
DISTRIBUTIONS (1/1/01 - 6/30/01)
Dividend Income                        $0.0679
Short-Term Capital Gain                $0.1156
Long-Term Capital Gain                 $0.0767
                                       -------
      Total                            $0.2602

CLASS C                                CHANGE          6/30/01         12/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                  +$0.87          $19.64          $18.77
DISTRIBUTIONS (1/1/01 - 6/30/01)
Dividend Income                       $0.0634
Short-Term Capital Gain               $0.1156
Long-Term Capital Gain                $0.0767
                                      -------
      Total                           $0.2557

PERFORMANCE

                                                                                         INCEPTION
CLASS Z                                 6-MONTH          1-YEAR          5-YEAR          (12/31/92)
---------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                6.51%           12.14%          103.04%          314.86%

Average Annual Total Return(2)            6.51%           12.14%           15.22%           18.23%

Value of $10,000 Investment(3)      $   10,651       $   11,214       $   20,304       $   41,486



                                                                                          INCEPTION
CLASS A                               6-MONTH           1-YEAR          3-YEAR            (11/1/96)
---------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                6.25%           11.71%           31.72%           89.12%

Average Annual Total Return(2)            0.14%            5.28%            7.48%           13.19%

Value of $10,000 Investment(3)      $   10,014       $   10,528       $   12,417       $   17,822


                                                                        INCEPTION
CLASS B                               6-MONTH          1-YEAR            (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                5.96%           11.05%           48.32%

Average Annual Total Return(2)            1.96%            7.29%           16.21%

Value of $10,000 Investment(3)      $   10,196       $   10,729       $   14,532


                                                                                         INCEPTION
CLASS C                                6-MONTH          1-YEAR          3-YEAR           (11/1/96)
--------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                5.95%           11.02%           29.25%           83.82%

Average Annual Total Return(2)            3.90%            8.98%            8.57%           13.70%

Value of $10,000 Investment(3)      $   10,390       $   10,898       $   12,797       $   18,197

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

MUTUAL DISCOVERY FUND
Financial Highlights

                                                                                 CLASS Z
                                              ------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED                          YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2001   --------------------------------------------------------------
                                               (UNAUDITED)       2000         1999         1998         1997         1996
                                              ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the
  period)
Net asset value, beginning of period........       $18.93         $21.10       $17.27       $18.89       $17.18       $15.16
                                              ------------------------------------------------------------------------------
Income from investment operations:
 Net investment income......................          .24            .36          .25          .38          .39          .34
 Net realized and unrealized gains
   (losses).................................          .99           2.14         4.32         (.71)        3.49         3.39
                                              ------------------------------------------------------------------------------
Total from investment operations............         1.23           2.50         4.57         (.33)        3.88         3.73
                                              ------------------------------------------------------------------------------
Less distributions from:
 Net investment income......................         (.08)          (.63)        (.42)        (.48)        (.81)        (.31)
 Net realized gains.........................         (.19)         (4.04)        (.32)        (.81)       (1.36)       (1.40)
                                              ------------------------------------------------------------------------------
Total distributions.........................         (.27)         (4.67)        (.74)       (1.29)       (2.17)       (1.71)
                                              ------------------------------------------------------------------------------
Net asset value, end of period..............       $19.89         $18.93       $21.10       $17.27       $18.89       $17.18
                                              ==============================================================================
Total Return*...............................        6.51%         12.59%       26.80%      (1.90)%       22.94%       24.93%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........   $2,112,530     $2,010,578   $2,038,298   $2,514,144   $3,879,550   $2,975,596
Ratios to average net assets:
 Expenses(a)................................        1.05%**        1.05%        1.05%        1.01%         .98%         .96%
 Expenses, excluding waiver and payments by
   affiliate(a).............................        1.05%**        1.07%        1.11%        1.04%        1.00%         .99%
 Net investment income......................        2.45%**        1.64%        1.33%        1.81%        1.82%        2.24%
Portfolio turnover rate.....................       27.16%         75.34%       87.67%       83.57%       58.15%       80.18%
(a)Excluding dividend expense on securities
 sold short, the ratios of expenses and
 expenses, excluding waiver and payments by
 affiliate to average net assets, would have
 been:
 Expenses...................................        1.03%**        1.02%        1.03%        1.00%         .98%         .96%
 Expenses, excluding waiver and payments by
  affiliate.................................        1.03%**        1.04%        1.09%        1.03%        1.00%         .99%

*Total return is not annualized.
**Annualized.
+Based on average weighted shares outstanding effective year ended December 31, 1999.
 12

MUTUAL DISCOVERY FUND
Financial Highlights (continued)

                                                                                CLASS A
                                                ------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                        YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2001    -------------------------------------------------------
                                                (UNAUDITED)++     2000++      1999++       1998       1997++      1996+
                                                ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the
  period)
Net asset value, beginning of period........        $18.83         $21.00      $17.19      $18.83      $17.15     $17.66
                                                ------------------------------------------------------------------------
Income from investment operations:
 Net investment income......................           .20            .28         .18         .32         .27        .11
 Net realized and unrealized gains
   (losses).................................           .98           2.14        4.30        (.74)       3.54        .74
                                                ------------------------------------------------------------------------
Total from investment operations............          1.18           2.42        4.48        (.42)       3.81        .85
                                                ------------------------------------------------------------------------
Less distributions from:
 Net investment income......................          (.07)          (.55)       (.35)       (.41)       (.77)      (.29)
 Net realized gains.........................          (.19)         (4.04)       (.32)       (.81)      (1.36)     (1.07)
                                                ------------------------------------------------------------------------
Total distributions.........................          (.26)         (4.59)       (.67)      (1.22)      (2.13)     (1.36)
                                                ------------------------------------------------------------------------
Net asset value, end of period..............        $19.75         $18.83      $21.00      $17.19      $18.83     $17.15
                                                ========================================================================
Total Return*...............................         6.25%         12.27%      26.38%     (2.37)%      22.54%      4.85%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........      $935,478       $877,528    $844,462    $859,848    $693,952    $29,903
Ratios to average net assets:
 Expenses(a)................................         1.40%**        1.40%       1.40%       1.36%       1.33%      1.38%**
 Expenses, excluding waiver and payments by
   affiliate(a).............................         1.40%**        1.42%       1.46%       1.39%       1.35%      1.51%**
 Net investment income......................         2.10%**        1.30%        .98%       1.46%       1.39%       .74%**
Portfolio turnover rate.....................        27.16%         75.34%      87.67%      83.57%      58.15%     80.18%
(a)Excluding dividend expense on securities
 sold short, the ratios of expenses and
 expenses, excluding waiver and payments by
 affiliate to average net assets, would have
 been:
 Expenses...................................         1.38%**        1.37%       1.38%       1.35%       1.33%      1.38%**
 Expenses, excluding waiver and payments by
 affiliate..................................         1.38%**        1.39%       1.44%       1.38%       1.35%      1.51%**

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996. ++Based on average weighted shares outstanding.

MUTUAL DISCOVERY FUND
Financial Highlights (continued)

                                                                             CLASS B
                                                                ----------------------------------
                                                                 SIX MONTHS         YEAR ENDED
                                                                    ENDED          DECEMBER 31,
                                                                JUNE 30, 2001    -----------------
                                                                 (UNAUDITED)      2000      1999+
                                                                ----------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................        $18.66        $20.90    $17.19
                                                                ----------------------------------
Income from investment operations:
 Net investment income......................................           .14           .15       .01
 Net realized and unrealized gains..........................           .97          2.11      4.33
                                                                ----------------------------------
Total from investment operations............................          1.11          2.26      4.34
                                                                ----------------------------------
Less distributions from:
 Net investment income......................................          (.07)         (.46)     (.31)
 Net realized gains.........................................          (.19)        (4.04)     (.32)
                                                                ----------------------------------
                                                                      (.26)        (4.50)     (.63)
                                                                ----------------------------------
Net asset value, end of period..............................        $19.51        $18.66    $20.90
                                                                ==================================
Total Return*...............................................         5.96%        11.50%    25.55%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................       $32,956       $19,949    $8,090
Ratios to average net assets:
 Expenses(a)................................................         2.05%**       2.05%     2.05%
 Expenses, excluding waiver and payments by affiliate(a)....         2.05%**       2.07%     2.11%
 Net investment income......................................         1.48%**        .70%      .80%
Portfolio turnover rate.....................................        27.16%        75.34%    87.67%
(a)Excluding dividend expense on securities sold short, the
 ratios of expenses and expenses, excluding waiver and
 payments by affiliate to average net assets, would have
 been:
 Expenses...................................................         2.03%**       2.02%     2.03%
 Expenses, excluding waiver and payments by affiliate.......         2.03%**       2.04%     2.09%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+Effective date of Class B shares was January 1, 1999.
++Based on average weighted shares outstanding.
 14

MUTUAL DISCOVERY FUND
Financial Highlights (continued)

                                                                                  CLASS C
                                                  ------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2001    -------------------------------------------------------
                                                  (UNAUDITED)++     2000++      1999++       1998       1997++      1996+
                                                  ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period............      $18.77         $20.95      $17.15      $18.79      $17.17     $17.66
                                                  ------------------------------------------------------------------------
Income from investment operations:
 Net investment income..........................         .14            .14         .06         .23         .15        .09
 Net realized and unrealized gains (losses).....         .99           2.13        4.28        (.75)       3.52        .76
                                                  ------------------------------------------------------------------------
Total from investment operations................        1.13           2.27        4.34        (.52)       3.67        .85
                                                  ------------------------------------------------------------------------
Less distributions from:
 Net investment income..........................        (.07)          (.41)       (.22)       (.31)       (.69)      (.27)
 Net realized gains.............................        (.19)         (4.04)       (.32)       (.81)      (1.36)     (1.07)
                                                  ------------------------------------------------------------------------
Total distributions.............................        (.26)         (4.45)       (.54)      (1.12)      (2.05)     (1.34)
                                                  ------------------------------------------------------------------------
Net asset value, end of period..................      $19.64         $18.77      $20.95      $17.15      $18.79     $17.17
                                                  ========================================================================
Total Return*...................................       5.95%         11.53%      25.57%     (2.97)%      21.70%      4.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...............    $597,858       $554,968    $541,919    $563,761    $402,625    $18,038
Ratios to average net assets:
 Expenses(a)....................................       2.05%**        2.04%       2.04%       2.01%       1.98%      2.00%**
 Expenses, excluding waiver and payments by
   affiliate(a).................................       2.05%**        2.07%       2.10%       2.03%       2.00%      2.13%**
 Net investment income..........................       1.45%**        0.65%        .35%        .81%        .74%       .13%**
Portfolio turnover rate.........................      27.16%         75.34%      87.67%      83.57%      58.15%     80.18%
(a)Excluding dividend expense on securities sold
 short, the ratios of expenses and expenses,
 excluding waiver and payments by affiliate to
 average net assets, would have been:
 Expenses.......................................       2.03%**        2.01%       2.02%       2.00%       1.98%      2.00%**
 Expenses, excluding waiver and payments by
  affiliate.....................................       2.03%**        2.04%       2.08%       2.02%       2.00%      2.13%**

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996. ++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED)

                                                                                      SHARES/
                                                                   COUNTRY            WARRANTS             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 73.0%
AEROSPACE & DEFENSE .8%
European Aeronautic Defense & Space Co. ....................     Netherlands             341,829       $    6,293,888
Honeywell International Inc. ...............................    United States            629,950           22,041,951
                                                                                                       --------------
                                                                                                           28,335,839
                                                                                                       --------------
AUTO COMPONENTS 1.6%
Delphi Automotive Systems Corp. ............................    United States          1,893,207           30,158,788
Trelleborg AB, B............................................        Sweden             3,549,763           26,740,579
                                                                                                       --------------
                                                                                                           56,899,367
                                                                                                       --------------
BANKS 2.2%
Allied Irish Banks PLC......................................    Irish Republic           196,600            2,205,211
Anglo Irish Bank Corp. PLC..................................    Irish Republic         1,334,126            5,037,730
*Banca Popolare Commercio E Industria.......................        Italy                727,390            7,857,218
Bank of Ireland.............................................    Irish Republic         2,022,726           20,034,280
*Dexia, Strip VVPR..........................................       Belgium             1,085,800                9,192
DNB Holding ASA.............................................        Norway             6,075,880           26,357,872
Gjensidige Norway Sparebank, 144A...........................        Norway                21,150              601,480
Greenpoint Financial Corp. .................................    United States            228,296            8,766,566
*Nippon Investment Partners, LP.............................    United States          8,656,000            8,656,000
                                                                                                       --------------
                                                                                                           79,525,549
                                                                                                       --------------
BEVERAGES 2.7%
Brown-Forman Corp., A.......................................    United States             62,300            4,083,765
Brown-Forman Corp., B.......................................    United States            638,040           40,796,278
Carlsberg AS, B.............................................       Denmark               670,305           28,050,061
Coca-Cola West Japan Co. Ltd................................        Japan                701,360           14,452,335
Grolsch NV..................................................     Netherlands             710,880           13,058,908
                                                                                                       --------------
                                                                                                          100,441,347
                                                                                                       --------------
CHEMICALS 1.9%
Akzo Nobel NV...............................................     Netherlands             311,900           13,201,893
ChemFirst Inc. .............................................    United States            485,200           12,712,240
Givaudan AG.................................................     Switzerland              20,650            5,675,318
Imperial Chemical Industries PLC............................    United Kingdom         2,336,600           13,702,953
Imperial Chemical Industries PLC, ADR.......................    United Kingdom            30,000              712,500
*Syngenta AG................................................     Switzerland             482,500           25,246,391
                                                                                                       --------------
                                                                                                           71,251,295
                                                                                                       --------------
COMMERCIAL SERVICES & SUPPLIES 3.0%
*Cendant Corp. .............................................    United States          1,084,800           21,153,600
Kidde PLC...................................................    United Kingdom        20,980,708           24,047,587
+*MDC Corp. Inc., A.........................................        Canada             2,393,985           21,769,236
*Republic Services Inc. ....................................    United States          1,362,700           27,049,595
Waste Management Inc. ......................................    United States            523,300           16,128,106
                                                                                                       --------------
                                                                                                          110,148,124
                                                                                                       --------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                      SHARES/
                                                                   COUNTRY            WARRANTS             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
COMMUNICATIONS EQUIPMENT .2%
Motorola Inc. ..............................................    United States            498,400       $    8,253,504
                                                                                                       --------------
*COMPUTERS & PERIPHERALS .3%
Apple Computer Inc. ........................................    United States            513,100           11,929,575
DecisionOne Corp. ..........................................    United States             87,619              262,857
                                                                                                       --------------
                                                                                                           12,192,432
                                                                                                       --------------
CONSTRUCTION & ENGINEERING 2.6%
Acciona SA..................................................        Spain                801,880           29,868,464
*Actividades de Construcciones y Servicios SA...............        Spain                329,199            9,124,057
Fomento de Construcciones y Contratas SA....................        Spain                409,177            7,793,716
Vinci SA....................................................        France               773,675           49,285,129
                                                                                                       --------------
                                                                                                           96,071,366
                                                                                                       --------------
CONSTRUCTION MATERIALS .9%
Ciments Francais SA.........................................        France               399,572           17,403,286
RMC Group PLC...............................................    United Kingdom         1,642,950           15,827,367
                                                                                                       --------------
                                                                                                           33,230,653
                                                                                                       --------------
CONTAINERS & PACKAGING .9%
Kinnevik AB, B..............................................        Sweden             1,662,350           34,360,746
                                                                                                       --------------
DIVERSIFIED FINANCIALS 9.6%
(R)*A.B. Watley Group Inc. .................................    United States            420,000            2,992,500
(R)*A.B. Watley Group Inc., wts.............................    United States            126,000               89,775
*Berkshire Hathaway Inc., A.................................    United States                767           53,229,800
*Berkshire Hathaway Inc., B.................................    United States             14,590           33,557,000
E-L Financial Corp. Ltd. ...................................        Canada               125,000           15,649,710
Investors Group Inc. .......................................        Canada             1,784,700           25,166,434
Invik & Co. AB, B...........................................        Sweden               427,937           30,349,724
Irish Life & Permanent PLC..................................    Irish Republic         3,432,065           39,506,444
*London Stock Exchange PLC..................................    United Kingdom           416,962           21,403,416
*MFN Financial Corp. .......................................    United States            292,338            2,141,376
Morgan Stanley Asia-Pacific Fund............................    United States            718,103            6,053,608
Pargesa Holdings SA.........................................     Switzerland              19,717           44,974,659
Power Corp. of Canada.......................................        Canada               259,800            5,991,697
Power Financial Corp. ......................................        Canada               176,900            3,730,100
Schroders PLC...............................................    United Kingdom           398,220            4,555,902
Stilwell Financial Inc. ....................................    United States            326,800           10,967,408
Bear Stearns Cos. Inc. .....................................    United States            387,225           22,834,658
*Value Catalyst Fund Ltd. ..................................    Cayman Islands            30,000            3,479,100
Van Der Moolen Holdings NV..................................     Netherlands           1,128,004           29,506,653
                                                                                                       --------------
                                                                                                          356,179,964
                                                                                                       --------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                      SHARES/
                                                                   COUNTRY            WARRANTS             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
DIVERSIFIED TELECOMMUNICATION SERVICES 3.7%
AT&T Corp. .................................................    United States            710,604       $   15,633,288
British Telecommunications PLC..............................    United Kingdom         2,146,410           13,493,169
Qwest Communications International Inc. ....................    United States            370,300           11,801,461
Sprint Corp. FON Group......................................    United States          1,763,700           37,672,632
Telephone & Data Systems Inc. ..............................    United States            526,450           57,251,438
                                                                                                       --------------
                                                                                                          135,851,988
                                                                                                       --------------
ELECTRIC UTILITIES 1.1%
E.On AG.....................................................       Germany               210,300           10,930,964
Endesa SA...................................................        Spain                919,200           14,660,262
Endesa SA, ADR..............................................        Spain                 42,900              681,252
PG & E Corp. ...............................................    United States          1,396,900           15,645,280
                                                                                                       --------------
                                                                                                           41,917,758
                                                                                                       --------------
(R)+*ELECTRICAL EQUIPMENT
MWCR LLC....................................................        Italy             11,141,868              845,111
                                                                                                       --------------
*FOOD & DRUG RETAILING .1%
Brunos Inc., unit...........................................    United States             40,574            4,057,400
Homeland Holdings Corp. ....................................    United States             29,706                7,070
                                                                                                       --------------
                                                                                                            4,064,470
                                                                                                       --------------
FOOD PRODUCTS 2.7%
Cadbury Schweppes PLC.......................................    United Kingdom         2,602,990           17,553,142
Farmer Brothers Co. ........................................    United States             81,152           18,908,416
Greencore Group PLC.........................................    Irish Republic         5,311,055           11,464,940
*Kraft Foods Inc. ..........................................    United States            183,088            5,675,728
Nestle SA...................................................     Switzerland              74,460           15,679,496
Orkla ASA...................................................        Norway             1,026,532           18,582,551
Ralston-Ralston Purina Group................................    United States            408,700           12,269,174
Weetabix Ltd., A............................................    United Kingdom            13,300              537,753
                                                                                                       --------------
                                                                                                          100,671,200
                                                                                                       --------------
HEALTH CARE PROVIDERS & SERVICES 1.4%
CIGNA Corp. ................................................    United States            111,300           10,664,766
*Kindred Healthcare Inc. ...................................    United States            524,152           23,901,331
*Kindred Healthcare Inc., Series A, wts., 4/20/06...........    United States             88,766            1,517,899
*Kindred Healthcare Inc., Series B, wts., 4/20/06...........    United States            221,915            3,373,108
*Wellpoint Health Networks Inc. ............................    United States            119,200           11,233,408
                                                                                                       --------------
                                                                                                           50,690,512
                                                                                                       --------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                      SHARES/
                                                                   COUNTRY            WARRANTS             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
HOTELS RESTAURANTS & LEISURE .7%
*Fine Host Corp. ...........................................    United States            212,022       $    1,908,198
Moevenpick Holding AG.......................................     Switzerland              26,250           11,318,117
Thistle Hotels PLC..........................................    United Kingdom         7,879,320           14,072,985
                                                                                                       --------------
                                                                                                           27,299,300
                                                                                                       --------------
HOUSEHOLD PRODUCTS .5%
Kimberly-Clark Corp. .......................................    United States            295,100           16,496,090
                                                                                                       --------------
INDUSTRIAL CONGLOMERATES .8%
Remgro Ltd. ................................................     South Africa          1,017,692            7,296,822
Tyco International Ltd. ....................................    United States            378,402           20,622,909
                                                                                                       --------------
                                                                                                           27,919,731
                                                                                                       --------------
INSURANCE 3.5%
*Alleghany Corp. ...........................................    United States             67,973           13,798,519
Allmerica Financial Corp. ..................................    United States            233,800           13,443,500
*Fairfax Financial Holdings Ltd. ...........................        Canada               122,100           18,335,919
Industrial Alliance Life Insurance Co. .....................        Canada               145,490            3,676,556
*Markel Corp. ..............................................    United States             97,300           19,119,450
MBIA Inc. ..................................................    United States            461,150           25,676,832
Old Republic International Corp. ...........................    United States            664,900           19,282,100
XL Capital Ltd., A..........................................       Bermuda               180,300           14,802,630
                                                                                                       --------------
                                                                                                          128,135,506
                                                                                                       --------------
(R)+*LEISURE EQUIPMENT & PRODUCTS .2%
Hancock LLC.................................................    United States          8,758,216            8,758,216
                                                                                                       --------------
MACHINERY .1%
Wartsila OYJ, B.............................................       Finland               136,200            2,738,366
                                                                                                       --------------
MARINE .2%
Koninklijke Nedlloyd Groep NV...............................     Netherlands              49,000              964,428
Peninsular & Oriental Steam Navigation Co. .................    United Kingdom         1,540,445            5,762,641
                                                                                                       --------------
                                                                                                            6,727,069
                                                                                                       --------------
MEDIA 10.6%
Asatsu DK Inc. .............................................        Japan                476,035            9,656,579
*Astral Media Inc., A.......................................        Canada               474,100           15,385,757
*AT&T Corp.--Liberty Media Group, A.........................    United States          1,693,700           29,622,813
*Clear Channel Communications Inc. .........................    United States            197,200           12,364,440
*General Motors Corp., H....................................    United States          1,239,989           25,109,777
Lagardere SCA...............................................        France             1,379,100           64,911,460
*Modern Times Group AB......................................        Sweden             1,069,491           24,071,371
Nippon Television Network Corp. ............................        Japan                 23,200            5,617,704
NV Holdingsmig de Telegraaf.................................     Netherlands             964,740           17,150,643
Scripps Co., A..............................................    United States            506,500           34,948,500
*Sogecable SA...............................................        Spain                675,605           13,577,643

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                      SHARES/
                                                                   COUNTRY            WARRANTS             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MEDIA (CONT.)
*Studio Canal...............................................        France               820,940       $    8,096,329
TVA Group Inc., B...........................................        Canada             1,837,200           18,764,233
United Business Media PLC...................................    United Kingdom         2,052,605           16,685,029
*USA Networks Inc. .........................................    United States          1,176,500           33,165,535
Vivendi Universal SA........................................        France               424,774           24,757,837
Washington Post Co., B......................................    United States             65,003           37,311,722
                                                                                                       --------------
                                                                                                          391,197,372
                                                                                                       --------------
*MULTILINE RETAIL 1.2%
Federated Department Stores Inc. ...........................    United States          1,011,000           42,967,500
                                                                                                       --------------
MULTI-UTILITIES 1.8%
Suez SA.....................................................        France             2,094,810           67,387,456
*Suez SA, Strip VVPR........................................        France             1,346,600               11,400
                                                                                                       --------------
                                                                                                           67,398,856
                                                                                                       --------------
OFFICE ELECTRONICS .2%
Oce NV......................................................     Netherlands             563,092            5,910,876
                                                                                                       --------------
OIL & GAS 2.6%
Conoco Inc., A..............................................    United States            372,540           10,505,628
Royal Dutch Petroleum Co., Br. .............................     Netherlands             219,892           12,654,396
Shell Transport & Trading Co. PLC...........................    United Kingdom         2,974,600           24,723,492
Tosco Corp. ................................................    United States            269,900           11,889,095
Total Fina Elf SA, B........................................        France               124,571           17,442,281
Total Fina Elf SA, B, ADR...................................        France               208,648           14,647,090
                                                                                                       --------------
                                                                                                           91,861,982
                                                                                                       --------------
PAPER & FOREST PRODUCTS 2.4%
Abitibi-Consolidated Inc. ..................................        Canada             2,564,604           19,602,930
Boise Cascade Corp. ........................................    United States            393,555           13,841,329
Canfor Corp. ...............................................        Canada               125,200              816,737
International Paper Co. ....................................    United States            452,690           16,161,033
Mead Corp. .................................................    United States            917,700           24,906,378
Potlatch Corp. .............................................    United States            331,065           11,391,947
                                                                                                       --------------
                                                                                                           86,720,354
                                                                                                       --------------
PHARMACEUTICALS 1.1%
Merck & Co. Inc. ...........................................    United States            169,200           10,813,572
Schering-Plough Corp. ......................................    United States            218,400            7,914,816
Taisho Pharmaceutical Co. Ltd. .............................        Japan                456,200            8,577,526
Takeda Chemical Industries Ltd. ............................        Japan                304,100           14,141,918
                                                                                                       --------------
                                                                                                           41,447,832
                                                                                                       --------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                      SHARES/
                                                                   COUNTRY            WARRANTS             VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE 2.6%
*Canary Wharf Group PLC. ...................................    United Kingdom         7,748,783       $   60,372,202
Cheung Kong Holdings Ltd. ..................................      Hong Kong              884,470            9,638,579
Fastighets AB Tornet........................................        Sweden               876,455           11,715,214
(R)*Security Capital European Realty........................      Luxembourg             357,000            5,574,555
Ventas Inc. ................................................    United States            856,200            9,375,390
                                                                                                       --------------
                                                                                                           96,675,940
                                                                                                       --------------
ROAD & RAIL 2.0%
Burlington Northern Santa Fe Corp. .........................    United States            270,700            8,167,019
Canadian National Railway Co. ..............................        Canada               189,100            7,653,217
Canadian Pacific Ltd., new..................................        Canada               138,200            5,340,042
FirstGroup PLC..............................................    United Kingdom         1,199,042            6,121,175
Florida East Coast Industries Inc., A.......................    United States            512,900           18,156,660
Florida East Coast Industries Inc., B.......................    United States             50,400            1,779,120
Railtrack Group PLC.........................................    United Kingdom         5,111,121           24,008,022
                                                                                                       --------------
                                                                                                           71,225,255
                                                                                                       --------------
*SEMICONDUCTOR EQUIPMENT & PRODUCTS .5%
Agere Systems Inc., A.......................................    United States          2,287,800           17,158,500
                                                                                                       --------------
SPECIALTY RETAIL .9%
GIB Group SA................................................       Belgium               810,285           32,753,823
                                                                                                       --------------
TEXTILES & APPAREL .4%
Compagnie Financiere Richemont AG, A........................     Switzerland               5,774           14,648,218
                                                                                                       --------------
TOBACCO 4.0%
*Altadis SA.................................................        Spain              2,416,806           34,453,608
British American Tobacco PLC................................    United Kingdom         4,917,918           37,348,124
Gallaher Group PLC..........................................    United Kingdom         3,831,091           24,083,730
Gallaher Group PLC, ADR.....................................    United Kingdom           128,400            3,197,160
Imperial Tobacco Group PLC..................................    United Kingdom           132,043            1,550,585
Korea Tobacco & Ginseng Corp. ..............................     South Korea             464,934            6,309,946
Philip Morris Cos. Inc. ....................................    United States            442,100           22,436,575
Swedish Match AB............................................        Sweden             3,897,000           18,258,209
                                                                                                       --------------
                                                                                                          147,637,937
                                                                                                       --------------
TRADING COMPANIES & DISTRIBUTORS .2%
Compania de Distribucion Intefral Logista SA................        Spain                739,690            8,735,239
                                                                                                       --------------
TRANSPORTATION INFRASTRUCTURE .4%
Mersey Docks & Harbour Co. .................................    United Kingdom         1,749,385           14,244,845
                                                                                                       --------------
*WIRELESS TELECOMMUNICATION SERVICES .4%
AT&T Wireless Group.........................................    United States            861,900           14,092,060
                                                                                                       --------------
TOTAL COMMON STOCKS (COST $2,291,274,780)...................                                            2,683,682,092
                                                                                                       --------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                      SHARES/
                                                                   COUNTRY            WARRANTS             VALUE
---------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS 2.2%
Dyckerhoff AG, pfd. ........................................       Germany             1,604,427       $   30,152,530
Finova Finance Trust, 5.50%, cvt. pfd. .....................    United States            109,340            3,676,558
Henkel KGAA, pfd. ..........................................       Germany               150,300            8,715,662
(R)White Mountains Insurance Group Inc., cvt. pfd. .........    United States            110,000           37,248,750
                                                                                                       --------------
TOTAL PREFERRED STOCKS (COST $61,601,223)...................                                               79,793,500
                                                                                                       --------------
                                                                                     PRINCIPAL
                                                                                      AMOUNT**
                                                                                  ----------------
CORPORATE BONDS & NOTES 2.2%
Arch Wireless Inc., Tranche B-1, Term Loan, 6/30/06.........    United States       $  9,321,030            5,126,566
DecisionOne Corp., Term Loan................................    United States          3,310,350            2,482,762
Eurotunnel Finance Ltd., Equity Note, 12/31/03..............    United Kingdom         3,928,550GBP         2,651,962
Eurotunnel PLC:
  12/31/25, Tier 3..........................................    United Kingdom         2,188,338GBP         2,123,525
  12/31/50, Resettable Advance R5...........................    United Kingdom         6,815,637GBP         3,666,331
  Stabilization Advance S8, Tier 1..........................    United Kingdom         2,984,965GBP         1,154,425
  Stabilization Advance S8, Tier 2..........................    United Kingdom         2,481,564GBP           837,588
Eurotunnel SA:
  7/07/02, Tier 3 (Pibor)...................................        France             1,469,474EUR           833,465
  12/31/25, Tier 3 (Libor)..................................        France             2,983,321EUR         1,692,098
  12/31/50, Resettable Advance R4...........................        France            10,281,332EUR         3,329,137
  Stabilization Advance S6, Tier 1 (Pibor)..................        France             1,198,383EUR           278,984
  Stabilization Advance S6, Tier 2 (Pibor)..................        France             2,704,482EUR           549,473
  Stabilization Advance S7, Tier 1 (Pibor)..................        France             1,527,379EUR           355,574
Fremont General Corp., Series B, 7.875%, 3/17/09............    United States          1,150,000              845,250
+HIH Capital Ltd., cvt., 144A, 7.50%, 9/25/06...............    United Kingdom         8,105,000            1,215,750
Kindred Healthcare Operating Inc., senior secured note, FRN,
  4/18/08...................................................    United States         11,022,511           10,416,272
Meditrust Corp., 7.114%, 8/15/04............................    United States            895,000              836,825
Service Corp. International:
  6.30%, 3/15/03............................................    United States          5,010,000            4,734,450
  7.375%, 4/15/04...........................................    United States          2,910,000            2,669,925
  6.00%, 12/15/05...........................................    United States          7,390,000            6,170,650
  7.20%, 6/01/06............................................    United States            535,000              462,775
  6.875%, 10/01/07..........................................    United States          2,580,000            2,141,400
  6.50%, 3/15/08............................................    United States          1,990,000            1,592,000
  7.70%, 4/15/09............................................    United States          6,820,000            5,694,700
Southwest Royalties Inc., B, 10.50%, 10/15/04...............    United States          6,796,000            5,912,520
Xerox Credit Corp.:
  0.80%, 12/16/02...........................................    United States        900,000,000JPY         5,881,174
  1.50%, 6/06/05............................................    United States        800,000,000JPY         4,425,914
  2.00%, 6/06/07............................................    United States        600,000,000JPY         2,982,681
                                                                                                       --------------
TOTAL CORPORATE BONDS & NOTES (COST $77,338,484)............                                               81,064,176
                                                                                                       --------------
*BONDS & NOTES IN REORGANIZATION 6.5%
Aerovias Venezolanas SA:
  Bank Claim................................................      Venezuela              760,000               91,200
  Bank Claim #1.............................................      Venezuela            3,728,588              447,431

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                     PRINCIPAL
                                                                   COUNTRY            AMOUNT**             VALUE
---------------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
Aiken Cnty S C Indl Rev Ref Beloit, 6.00%, 12/01/11.........    United States       $    280,000       $      182,000
Altos Hornos de Mexico SA:
  cvt., 5.50%, 12/15/01.....................................        Mexico               135,000               39,150
  Series A, 11.375%, 4/30/02................................        Mexico             2,460,000              713,400
  Series B, 11.875%, 4/30/04................................        Mexico             2,755,000              798,950
  Tranche A, Term Loan......................................        Mexico               772,799              224,112
Dow Corning Corp.:
  8.55%, 3/01/01............................................    United States          2,705,000            4,206,275
  9.38%, 2/01/08............................................    United States            100,000              167,000
  8.15%, 10/15/29...........................................    United States            500,000              761,250
  Bank Claim................................................    United States          6,938,674            9,991,691
  Bank Debt.................................................    United States          1,241,480            1,787,731
  Bank Debt #1..............................................    United States          3,250,000            4,745,000
Edison International:
  zero cpn., 1/22/01........................................    United States            810,000              599,400
  FRN, 6.5638%, 11/01/01....................................    United States            175,000              164,500
  6.875%, 9/15/04...........................................    United States         11,615,000            9,175,850
Finova Capital Corp.:
  FRN, 6.525%, 5/01/01......................................    United States            820,000              770,800
  FRN, 5.5675%, 8/14/01.....................................    United States            810,000              761,400
  5.875%, 10/05/01..........................................    United States          1,635,000            1,536,900
  9.125%, 2/27/02...........................................    United States            425,000              399,500
  6.12%, 5/28/02............................................    United States            535,000              502,900
  6.50%, 7/28/02............................................    United States            184,000              172,960
  6.39%, 10/08/02...........................................    United States            900,000              846,000
  6.25%, 11/01/02...........................................    United States          3,450,000            3,243,000
  6.54%, 11/15/02...........................................    United States            295,000              277,300
  5.99%, 1/10/03............................................    United States            420,000              394,800
  6.11%, 2/18/03............................................    United States         14,253,000           13,397,820
  6.15%, 3/31/03............................................    United States            340,000              319,600
  FRN, 6.91%, 6/18/03.......................................    United States          1,250,000            1,175,000
  7.30%, 9/22/03............................................    United States          8,905,000            8,370,700
  6.33%, 11/24/03...........................................    United States            720,000              676,800
  6.00%, 1/07/04............................................    United States          1,255,000            1,179,700
  6.125%, 3/15/04...........................................    United States          6,568,000            6,173,920
  7.125%, 5/17/04...........................................    United States          2,430,000            2,284,200
  6.90%, 6/19/04............................................    United States          2,717,000            2,553,980
  7.0638%, 9/23/04..........................................    United States            510,000              479,400
  7.429%, 10/14/04..........................................    United States            695,000              653,300
  7.25%, 11/08/04...........................................    United States         20,575,000           19,340,500
  6.375%, 5/15/05...........................................    United States          2,495,000            2,345,300
  6.71%, 11/07/05...........................................    United States          1,145,000            1,076,300
  7.40%, 5/06/06............................................    United States            910,000              855,400
  7.25%, 7/12/06............................................    United States          2,415,000            2,270,100
  7.40%, 6/01/07............................................    United States            210,000              197,400
  6.75%, 3/09/09............................................    United States          4,015,000            3,774,100
  7.625%, 9/21/09...........................................    United States          5,480,000            5,151,200

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                     PRINCIPAL
                                                                   COUNTRY            AMOUNT**             VALUE
---------------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
  Revolver 1................................................    United States       $  4,009,500       $    3,768,930
  Revolver 2................................................    United States          2,229,000            2,095,260
  Revolver 3................................................    United States          4,458,000            4,190,520
Genesis Health Ventures Inc.:
  Revolver..................................................    United States            891,000              614,790
  Term Loan A...............................................    United States            483,317              333,489
  Term Loan B...............................................    United States          2,357,683            1,626,801
  Term Loan C...............................................    United States          2,351,181            1,622,315
Greyhound Financial Corp.:
  7.25%, 4/01/01............................................    United States            350,000              329,000
  Series B, 7.82%, 1/27/03..................................    United States            590,000              507,600
Harnischfeger Industries Inc.:
  8.90%, 3/01/22............................................    United States          2,885,000            1,875,250
  8.70%, 6/15/22............................................    United States          2,715,000            1,764,750
  7.25%, 12/15/25...........................................    United States          3,930,000            2,554,500
  6.875%, 2/15/27...........................................    United States          3,670,000            2,385,500
  Revolver..................................................    United States          4,550,000            2,957,500
Laidlaw Inc.:
  7.70%, 8/15/02............................................        Canada             5,565,000            2,699,025
  7.05%, 5/15/03............................................        Canada             3,325,000            1,612,625
  6.65%, 10/01/04...........................................        Canada               175,000               83,125
  7.875%, 4/15/05...........................................        Canada             3,120,000            1,513,200
  6.50%, 5/01/05............................................        Canada             2,535,000            1,204,125
  7.65%, 5/15/06............................................        Canada             1,799,000              872,515
  6.70%, 5/01/08............................................        Canada             2,325,000            1,104,375
  8.75%, 4/15/25............................................        Canada             3,018,000            1,463,730
  6.72%, 10/01/27...........................................        Canada             6,560,000            3,116,000
  Revolver..................................................        Canada            14,138,097            7,210,429
Loewen Group Inc.:
  144A, 6.70%, 10/01/99.....................................        Canada             8,095,000            4,290,350
  Revolver..................................................        Canada             5,669,713            3,685,313
  Series 5, 6.10%, 10/01/02.................................        Canada             5,985,000CAD         2,405,673
  Term Loan.................................................        Canada               942,000              612,300
Loewen Group International Inc.:
  Series 3, 7.50%, 4/15/01..................................        Canada             2,090,000            1,274,900
  Series 3, 7.75%, 10/15/01.................................        Canada               730,000              416,100
  Series 2, 8.25%, 4/15/03..................................        Canada             2,140,000            1,305,400
  Series 6, 7.20%, 6/01/03..................................        Canada            11,595,000            6,145,350
  Series 4, 8.25%, 10/15/03.................................        Canada             5,335,000            3,040,950
  Series 7, 7.60%, 6/01/08..................................        Canada             7,610,000            4,033,300
Multicare Companies Inc.:
  Revolver..................................................    United States            483,232              367,257
  Term Loan A...............................................    United States            578,689              439,803
  Term Loan B...............................................    United States          2,264,702            1,721,174
  Term Loan C...............................................    United States            751,192              570,906

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                     PRINCIPAL
                                                                   COUNTRY            AMOUNT**             VALUE
---------------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
Optel Inc.:
  13.00%, 2/15/05...........................................    United States       $  5,575,000       $    1,979,125
  11.50%, 7/01/08...........................................    United States            215,000               76,325
PG & E Corp.:
  Commercial Paper, 1/18/01.................................    United States            660,000              455,400
  Commercial Paper, 1/30/01.................................    United States            325,000              224,250
  Commercial Paper, 2/16/01.................................    United States            975,000              672,750
  FRN, 144A, 7.575%, 10/31/01...............................    United States         13,281,000            9,695,130
  MTN, 5.94%, 10/07/03......................................    United States            825,000              602,250
  7.375%, 11/01/05..........................................    United States         16,128,000           11,773,440
  6.75%, 10/01/23...........................................    United States            175,000              147,000
Port Seattle Wash Indl Dv Cpt Proj., 6.00%, 12/01/17........    United States            150,000               97,500
Safety Kleen Corp.:
  9.25%, 5/15/09............................................    United States            520,000                   52
  Bank Claim................................................        Canada               483,137CAD           119,383
  Revolver..................................................    United States          1,695,477              635,804
  Term Loan A...............................................    United States          2,662,620              998,483
  Term Loan B...............................................    United States          3,533,326            1,324,997
  Term Loan C...............................................    United States          3,533,326            1,324,997
Safety Kleen Services, 9.25%, 6/01/08.......................    United States             40,000                    4
SFC New Holdings Inc., PIK, 13.25%, 8/15/03.................    United States         12,179,000              548,055
Southern California Edison Co.
  FRN, 6.5138%, 5/01/02.....................................    United States          4,140,000            3,084,300
  7.20%, 11/03/03...........................................    United States         17,025,000           12,683,625
  6.375%, 1/15/06...........................................    United States            480,000              328,800
  7.125%, 7/15/25...........................................    United States            435,000              358,875
United Companies Financial Corp., Revolver..................    United States         19,711,401              492,785
                                                                                                       --------------
TOTAL BONDS & NOTES IN REORGANIZATION (COST $206,371,438)...                                              240,712,680
                                                                                                       --------------

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

                                                                                  SHARES/PRINCIPAL
                                                                   COUNTRY            AMOUNT**             VALUE
---------------------------------------------------------------------------------------------------------------------
COMPANIES IN LIQUIDATION
*City Investing Company Liquidating Trust...................    United States            113,000       $      169,500
*MBOP Liquidating Trust.....................................    United States            273,144              136,572
Nippon Credit Bank Ltd., Bank Claim.........................        Japan            433,278,229JPY            34,740
Nippon Total Finance, Bank Claim............................        Japan            411,617,263JPY            13,201
Petrie Stores Liquidating Trust, CBI........................    United States          1,213,700            1,043,782
                                                                                                       --------------
TOTAL COMPANIES IN LIQUIDATION (COST $332,540)..............                                                1,397,795
                                                                                                       --------------
                                                                                     PRINCIPAL
                                                                                      AMOUNT**
                                                                                  ----------------
GOVERNMENT AGENCIES 13.9%
Federal Home Loan Bank, 3.51% to 6.14%, with maturities to
  3/22/02...................................................    United States       $174,791,000          173,234,091
(a)Federal Home Loan Mortgage Corp., 4.84% to 6.32%, with
  maturities to 12/06/01....................................    United States         67,500,000           66,841,175
Federal National Mortgage Association, 3.51% to 6.43%, with
  maturities to 6/14/02.....................................    United States        275,232,000          271,730,577
                                                                                                       --------------
TOTAL GOVERNMENT AGENCIES (COST $509,572,095)...............                                              511,805,843
                                                                                                       --------------
TOTAL INVESTMENTS (COST $3,146,490,560) 97.8%...............                                            3,598,456,086
SECURITIES SOLD SHORT (.6%).................................                                              (20,422,714)
NET EQUITY IN FORWARD CONTRACTS 1.0%........................                                               35,019,166
OTHER ASSETS, LESS LIABILITIES 1.8%.........................                                               65,769,113
                                                                                                       --------------
TOTAL NET ASSETS 100.0%.....................................                                           $3,678,821,651
                                                                                                       ==============
SECURITIES SOLD SHORT
ISSUER                                                             COUNTRY                SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co. .....................................    United States            215,500       $   12,283,500
Ericsson (LM) Telephone Co. ................................        Sweden             1,501,700            8,139,214
                                                                                                       --------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $20,216,110)..........                                           $   20,422,714
                                                                                                       ==============

MUTUAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (UNAUDITED) (CONT.)

(B)SYNTHETIC EQUITY SWAPS (SES)
                                                                                       VALUE AT       UNREALIZED
ISSUER                                                          COUNTRY     SHARES      6/30/01       GAIN/LOSS
----------------------------------------------------------------------------------------------------------------
Assa Abloy AB, ses., 144.86.................................    Sweden      10,110    $    59,312     $  (10,246)
Assa Abloy AB, ses., 138.82.................................    Sweden     125,281         93,997       (196,186)
Assa Abloy AB, ses., 123.607................................    Sweden      22,654        144,424        (67,043)
Assa Abloy AB, ses., 131.736................................    Sweden       3,600      1,789,671        (13,928)
Assa Abloy AB, ses., 140.00.................................    Sweden       3,860        323,618         (5,629)
Assa Abloy AB, ses., 144.50.................................    Sweden       4,152         57,380         (4,343)
Assa Abloy AB, ses., 146.50.................................    Sweden       6,580         55,141         (5,676)
Assa Abloy AB, ses., 146.60.................................    Sweden       5,295         75,640         (4,519)
Assa Abloy AB, ses., 160.40.................................    Sweden      15,827        226,093          6,481
Assa Abloy AB, ses., 161.30.................................    Sweden      62,560        893,686         30,755
Assa Abloy AB, ses., 161.32.................................    Sweden      22,613        323,032         11,158
Assa Abloy AB, ses., 161.59.................................    Sweden      75,367      1,076,637         39,116
Assa Abloy AB, ses., 161.59.................................    Sweden     155,472      2,220,957         86,982
Assa Abloy AB, ses., 163.05.................................    Sweden     126,136      1,801,885         82,286
Assa Abloy AB, ses., 169.50.................................    Sweden       9,500        135,710         11,820
Ericsson (LM) Telephone Co., ses. 82.13.....................    Sweden     568,740      3,108,768      1,170,611
LVMH Moet Hennessy Louis Vuitton, ses., 66.38...............    France      75,832      3,819,621        430,216
Skandia Foersaekrings AB, ses. 109.43.......................    Sweden     473,950      4,354,017        397,520
Tele2 AB, ses., 382.42......................................    Sweden     102,084      3,315,162        262,352
Tele2 AB, ses., 386.57......................................    Sweden      83,240      2,703,206        245,544
Tele2 AB, ses., 390.96......................................    Sweden      47,705      1,549,212        159,866
                                                                                      --------------------------
TOTAL SYNTHETIC EQUITY SWAPS................................                          $28,127,169     $2,627,137
                                                                                      ==========================

CURRENCY ABBREVIATIONS:

CAD  -- Canadian Dollar
EUR  -- European Unit
GBP  -- British Pound
JPY  -- Japanese Yen

*Non-incoming producing.
**Securities denominated in U.S. dollars unless otherwise indicated.
(a)See note 1(f) regarding securities segregated with broker for securities sold short.
(b)See note 1(d) regarding synthetic equity swaps.
(R)See note 7 regarding restricted securities.
+The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in affiliated companies at June 30, 2001, was $32,588,313.
                       See Notes to Financial Statements.

MUTUAL DISCOVERY FUND
Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

Assets:
 Investments in securities, at value (cost
  $3,146,490,560)...........................................    $3,598,456,086
 Cash.......................................................        32,349,601
 Receivables:
  Investment securities sold................................        35,297,331
  Capital shares sold.......................................         6,068,828
  Dividends and interest....................................         5,662,521
 Unrealized gain on forward exchange contracts (Note 6).....        37,475,389
 Deposits with broker for securities sold short.............           507,893
 Due from broker -- variation margin........................         2,642,441
                                                                --------------
      Total assets..........................................     3,718,460,090
                                                                --------------
Liabilities:
 Payables:
  Investment securities purchased...........................         7,252,172
  Capital shares redeemed...................................         1,941,421
  To affiliates.............................................         4,768,956
 Dividends Payable..........................................         2,192,482
 Securities sold short, at value (proceeds $20,216,110).....        20,422,714
 Unrealized loss on forward exchange contracts (Note 6).....         2,456,223
 Accrued expenses...........................................           604,471
                                                                --------------
      Total liabilities.....................................        39,638,439
                                                                --------------
Net assets, at value........................................    $3,678,821,651
                                                                ==============
Net assets consist of:
 Undistributed net investment income........................    $    2,974,200
 Net unrealized appreciation................................       489,405,225
 Accumulated net realized gain..............................       166,481,076
 Capital shares.............................................     3,019,961,150
                                                                --------------
Net assets, at value........................................    $3,678,821,651
                                                                ==============

MUTUAL DISCOVERY FUND
Financial Statements (continued)
STATEMENT OF ASSETS AND LIABILITIES (CONT.)

JUNE 30, 2001 (UNAUDITED)

CLASS Z:
 Net asset value and maximum offering price per share
  ($2,112,530,281 / 106,200,362 shares outstanding).........            $19.89
                                                                ==============
CLASS A:
 Net asset value per share ($935,477,725 / 47,370,651 shares
  outstanding)..............................................            $19.75
                                                                ==============
 Maximum offering price per share ($19.75 / 94.25%).........            $20.95
                                                                ==============
CLASS B:
 Net asset value and maximum offering price per share
  ($32,956,115 / 1,689,092 shares outstanding)*.............            $19.51
                                                                ==============
CLASS C:
 Net asset value per share ($597,857,530 / 30,446,285 shares
  outstanding)*.............................................            $19.64
                                                                ==============
 Maximum offering price per share ($19.64 / 99.00%).........            $19.84
                                                                ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.

MUTUAL DISCOVERY FUND
Financial Statements (continued)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $3,317,856)
 Dividends..................................................    $ 36,434,265
 Interest...................................................      25,362,090
                                                                ------------
      Total investment income...............................                    $ 61,796,355
                                                                                ------------
Expenses:
 Management fees (Note 3)...................................      14,125,176
 Administrative fees (Note 3)...............................       1,373,755
 Distribution fees (Note 3)
  Class A...................................................       1,567,700
  Class B...................................................         127,775
  Class C...................................................       2,829,694
 Transfer agent fees (Note 3)...............................       2,042,100
 Custodian fees.............................................         214,600
 Reports to shareholders....................................         228,300
 Registration and filing fees...............................          12,700
 Professional fees..........................................         127,400
 Directors' fees and expenses...............................          71,600
 Dividends for securities sold short........................         327,255
 Other......................................................           8,800
                                                                ------------
      Total expenses........................................                      23,056,855
                                                                                ------------
         Net investment income..............................                      38,739,500
                                                                                ------------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments...............................................      91,792,751
  Foreign currency transactions.............................      34,828,989
                                                                ------------
      Net realized gain.....................................                     126,621,740
 Net unrealized appreciation (depreciation) on:
  Investments...............................................     (22,138,476)
  Translation of assets and liabilities denominated in
   foreign currencies.......................................      76,524,743
                                                                ------------
      Net unrealized appreciation...........................                      54,386,267
                                                                                ------------
Net realized and unrealized gain............................                     181,008,007
                                                                                ------------
Net increase in net assets resulting from operations........                    $219,747,507
                                                                                ============

                       See Notes to Financial Statements.
 30

MUTUAL DISCOVERY FUND
Financial Statements (continued)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS
                                                                     ENDED
                                                                 JUNE 30, 2001            YEAR ENDED
                                                                  (UNAUDITED)          DECEMBER 31, 2000
                                                                ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   38,739,500         $   48,269,383
  Net realized gain from investments and foreign currency
   transactions.............................................        126,621,740            650,148,944
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies.......................................         54,386,267           (295,457,839)
                                                                ----------------------------------------
    Net increase in net assets resulting from operations....        219,747,507            402,960,488

 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................         (8,290,932)           (56,938,276)
   Class A..................................................         (3,437,290)           (21,531,134)
   Class B..................................................           (110,831)              (334,916)
   Class C..................................................         (1,903,884)           (10,197,975)
  Net realized gains:
   Class Z..................................................        (20,210,334)          (369,144,915)
   Class A..................................................         (8,981,430)          (160,040,887)
   Class B..................................................           (313,884)            (3,327,859)
   Class C..................................................         (5,775,218)          (102,068,895)
                                                                ----------------------------------------
 Total distributions to shareholders........................        (49,023,803)          (723,584,857)

 Capital share transactions (Note 2):
   Class Z..................................................            832,751            157,770,281
   Class A..................................................         15,212,703            113,724,515
   Class B..................................................         11,877,312             14,057,693
   Class C..................................................         17,152,038             65,326,222
                                                                ----------------------------------------
 Total capital share transactions...........................         45,074,804            350,878,711

    Net increase in net assets..............................        215,798,508             30,254,342

Net assets:
 Beginning of period........................................      3,463,023,143          3,432,768,801
                                                                ----------------------------------------
 End of period..............................................     $3,678,821,651         $3,463,023,143
                                                                ========================================

Undistributed net investment income included in net assets:
 End of period..............................................     $    2,974,200         $  (22,022,363)
                                                                ========================================

                       See Notes to Financial Statements.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Discovery Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund, Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation by investing primarily in common and preferred stocks and bonds. The Fund may also invest 50% or more of its assets in foreign securities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. FOREIGN CURRENCY CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES(CONT.)


c. FOREIGN CURRENCY CONTRACTS (CONT.)

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. SYNTHETIC EQUITY SWAPS:

Synthetic equity swaps are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into synthetic equity swaps, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the synthetic equity swaps and may realize a loss.

e. OPTION CONTRACTS:

Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

f. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES(CONT.)

g. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

h. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

i. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK

The Fund offers four classes of shares: Class Z, Class A, Class B, and Class C. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2001 there were 600 million shares authorized ($0.001 par value) of which 300 million, 100 million, 100 million, and 100 million were designated as Class Z, Class A, Class B, and Class C, respectively. Transactions in the Fund's shares were as follows:

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2001                      DECEMBER 31, 2000
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         -----------------------------------------------------------------
CLASS Z SHARES:
Shares sold............................................    3,826,498    $  74,196,457           5,971,459    $ 129,244,281
Shares issued on reinvestment of distributions.........    1,273,984       25,186,526          20,837,549      400,340,408
Shares redeemed........................................   (5,086,661)     (98,550,232)        (17,236,051)    (371,814,408)
                                                         -----------------------------------------------------------------
Net increase...........................................       13,821    $     832,751           9,572,957    $ 157,770,281
                                                         =================================================================

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2001                      DECEMBER 31, 2000
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         -----------------------------------------------------------------
CLASS A SHARES:
Shares sold............................................   14,608,438    $ 281,899,664          25,222,241    $ 542,849,068
Shares issued on reinvestment of distributions.........      598,075       11,740,176           9,014,079      172,164,664
Shares redeemed........................................  (14,446,524)    (278,427,137)        (27,838,591)    (601,289,217)
                                                         -----------------------------------------------------------------
Net increase...........................................      759,989    $  15,212,703           6,397,729    $ 113,724,515
                                                         =================================================================

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2001                      DECEMBER 31, 2000
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         -----------------------------------------------------------------
CLASS B SHARES:
Shares sold............................................      665,241    $  12,726,753             593,365    $  12,571,929
Shares issued on reinvestment of distributions.........       19,129          371,097             165,891        3,119,527
Shares redeemed........................................      (64,479)      (1,220,538)            (77,206)      (1,633,763)
                                                         -----------------------------------------------------------------
Net increase...........................................      619,891    $  11,877,312             682,050    $  14,057,693
                                                         =================================================================

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)


                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 2001                      DECEMBER 31, 2000
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         -----------------------------------------------------------------
CLASS C SHARES:
Shares sold............................................    3,402,004    $  65,272,170           4,769,393    $ 101,785,050
Shares issued on reinvestment of distributions.........      361,946        7,065,214           5,406,242      102,939,539
Shares redeemed........................................   (2,880,830)     (55,185,346)         (6,474,657)    (139,398,367)
                                                         -----------------------------------------------------------------
Net increase...........................................      883,120    $  17,152,038           3,700,978    $  65,326,222
                                                         =================================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers and/or directors of Franklin Mutual Advisers, LLC (Franklin Mutual) and Franklin Templeton Services, LLC (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, LLC (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors), are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of .80% per year of the average daily net assets of the Fund.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregated average daily net assets as follows:

ANNUALIZED
 FEE RATE     AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to .35%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Distributors received net commissions from sales of Fund shares and received contingent deferred sales charges for the period of $242,887 and $33,879, respectively.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

At June 31, 2001, the unrealized appreciation based on the cost of investments for income tax purposes of $3,148,915,765 was as follows:

Unrealized appreciation.....................................  $ 580,181,800
Unrealized depreciation.....................................   (130,641,479)
                                                              -------------
Net unrealized appreciation.................................  $ 449,540,321
                                                              =============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies, wash sales, foreign currency transactions, and losses realized subsequent to October 31 on the sales of foreign currencies.

At December 31, 2000, the Fund had deferred currency losses occurring subsequent to October 31, 2000 of $1,036,216. For tax purposes, such losses will be reflected in the year ending December 31, 2001.

The Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for tax purposes.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2001, aggregated $1,152,858,186 and $778,414,704, respectively.

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

6. FORWARD CURRENCY CONTRACTS

At June 30, 2001, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

                                                                                          IN         SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                                    EXCHANGE FOR       DATE            GAIN/(LOSS)
------------------                                                                  -----------------------------------------------
          14,700,000  Hong Kong Dollars.....................................  U.S.  $    1,884,615     7/19/01    U.S.  $       129
                                                                                    ==============                      -----------
CONTRACTS TO SELL:
------------------
          41,133,580  British Pounds........................................  U.S.  $   57,893,905      7/6/01    U.S.  $    60,262
         208,416,691  Danish Krone..........................................            24,507,639     7/16/01              820,586
         103,486,158  British Pounds........................................           146,695,474     7/18/01            1,256,588
         138,438,418  Hong Kong Dollars.....................................            17,766,030     7/19/01               16,301
          87,294,457  European Unit.........................................            74,806,753     7/25/01              944,243
          10,318,675  Canadian Dollars......................................             6,802,244     7/31/01                6,861
          27,500,000  British Pounds........................................            38,720,000     7/31/01               90,219
         429,156,301  Swedish Krona.........................................            43,690,705     7/31/01            4,280,446
         136,195,211  European Unit.........................................           123,334,085      8/1/01            8,109,710
          79,590,164  European Unit.........................................            72,731,035      8/2/01            5,397,010
          22,400,000  British Pounds........................................            31,625,237      8/2/01              159,614
         327,539,504  Norwegian Krone.......................................            35,621,801     8/14/01              697,975
         111,408,541  European Unit.........................................           101,217,195     8/16/01            6,986,847
         990,576,758  Swedish Krona.........................................            94,589,714     8/21/01            3,654,396
          37,887,959  European Unit.........................................            32,290,623     9/24/01              264,312
          17,000,000  British Pounds........................................            23,944,500     9/25/01              116,132
       4,300,000,000  Japanese Yen..........................................            35,027,182     9/27/01              218,529
       7,780,600,000  South Korean Won......................................             5,950,287    11/15/01            2,518,217
          58,584,351  European Unit.........................................            50,712,775    11/21/01            1,221,114
         114,786,143  Swiss Francs..........................................            64,412,172    12/13/01              340,759
          40,000,000  European Unit.........................................            33,960,000    12/27/01              179,881
       3,844,583,490  Japanese Yen..........................................            31,571,894    12/27/01              135,258
                                                                                    --------------                      -----------
                                                                              U.S.  $1,147,871,250                       37,475,260
                                                                                    ==============                      -----------
         Unrealized gain on forward exchange contracts......................                                      U.S.  $37,475,389
                                                                                                                        -----------

MUTUAL DISCOVERY FUND
Notes to Financial Statements (unaudited) (continued)

6. FORWARD CURRENCY CONTRACTS (CONT.)


                                                                                          IN         SETTLEMENT         UNREALIZED
CONTRACTS TO BUY:                                                                    EXCHANGE FOR       DATE            GAIN/(LOSS)
------------------                                                                  -----------------------------------------------
          53,015,627  Canadian Dollars......................................  U.S.  $    6,799,718     7/19/01    U.S.  $    (2,378)
                                                                                    ==============                      -----------
CONTRACTS TO SELL:
------------------
           3,426,192  British Pounds........................................  U.S.  $    4,793,131     7/18/01    U.S.  $   (21,995)
          47,758,742  South African Rand....................................             5,888,653     7/23/01               (9,585)
          81,249,845  Canadian Dollars......................................            52,595,103     7/31/01             (912,133)
          45,909,468  Norwegian Krone.......................................             4,857,206     8/14/01              (37,881)
          94,016,100  Canadian Dollars......................................            60,879,871     8/16/01           (1,017,213)
          47,862,151  Canadian Dollars......................................            31,077,947     8/31/01             (424,673)
          25,381,590  Swiss Francs..........................................            14,137,150    12/13/01              (30,365)
                                                                                    --------------                      -----------
                                                                              U.S.  $  174,229,061                       (2,453,845)
                                                                                    ==============                      -----------
         Unrealized loss on forward exchange contracts......................                                             (2,456,223)
                                                                                                                        -----------
           Net unrealized gain on forward exchange contracts................                                      U.S.  $35,019,166
                                                                                                                        ===========

7. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 2001 are as follows:

                                                                                    ACQUISITION
NUMBER OF SHARES                               ISSUER                                  DATE           VALUE
--------------------------------------------------------------------------------------------------------------
      420,000       A.B. Watley Group Inc.......................................      4/02/01      $ 2,992,500
      126,000       A.B. Watley Group Inc., wts.................................      4/02/01           89,775
    8,758,216       Hancock LLC.................................................      3/06/97        8,758,216
   11,141,868       MWCR LLC....................................................      2/21/95          845,111
      357,000       Security Capital European Realty............................      4/08/98        5,574,555
      110,000       White Mountains Insurance Group Inc., cvt., pfd.............      6/01/01       37,248,750
                                                                                                   -----------
TOTAL RESTRICTED SECURITIES (COST $43,238,193) (1.51% OF NET ASSETS)............                   $55,508,907
                                                                                                   ===========

[FRANKLIN TEMPLETON INVESTMENTS LOGO]

One Franklin Parkway
San Mateo, CA  94403-1906





SEMIANNUAL REPORT
MUTUAL DISCOVERY FUND

CHAIRMAN OF THE BOARD
Michael F. Price

OFFICERS
Peter A. Langerman
Robert L. Friedman
Jeffrey Altman
Raymond Garea
Lawrence Sondike
David J. Winters

INVESTMENT MANAGER
Franklin Mutual Advisers, LLC
51 John F. Kennedy Parkway
Short Hills, NJ 07078

DISTRIBUTOR
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301 - (Class A, B, & C)
1-800/448-FUND - (Class Z)

This report must be preceded or accompanied by the current Mutual Discovery Fund prospectus, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

477 S01 08/01                       [RECYCLE SYMBOL] Printed on recycled paper